FINANCIAL RISK MANAGEMENT - Schedule of Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 90,842
Debt	106,769	$ 100,706
Lease liabilities	2,381
Interest on long term debt	14,854
Purchase obligations	17,318
Total	310,661
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	73,768
Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	111,498
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Debt	$ 47,002	$ 44,612	$ 42,515
Borrowings, interest rate	7.00%			7.00%
Less than 1 Year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 90,842
Debt	23,365
Lease liabilities	987
Interest on long term debt	7,378
Purchase obligations	17,318
Total	137,351
Less than 1 Year | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	5,826
Less than 1 Year | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	15,000
1 to 3 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	533
Interest on long term debt	7,321
Purchase obligations	0
Total	117,101
1 to 3 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	17,749
1 to 3 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	91,498
4 to 5 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	607
Interest on long term debt	150
Purchase obligations	0
Total	31,634
4 to 5 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	25,877
4 to 5 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	5,000
More than 5 Years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	254
Interest on long term debt	5
Purchase obligations	0
Total	24,575
More than 5 Years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	24,316
More than 5 Years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	$ 0